Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Unconstrained Income Fund

Effective on or about October 2, 2017, Deutsche Unconstrained Income Fund will be renamed Deutsche Multisector Income Fund. All references in the prospectus to the Deutsche Unconstrained Income Fund will be replaced with Deutsche Multisector Income Fund.

Effective on or about October 2, 2017, the following information replaces the existing similar disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus.

Main investments. Under normal circumstances, the fund invests mainly in a multi-sector portfolio of domestic and foreign fixed income securities. The fund's investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk (junk) bonds; (iii) commercial loans and commercial and residential mortgage-backed securities; (iv) asset-backed securities; (v) convertible securities and preferred stock; (vi) emerging markets debt; and (vii) adjustable rate loans that have a senior right to payment ("senior loans") and other floating rate debt securities. The fund may invest in some or all of the above sectors and it is not limited in the amount it can invest in any one sector. Allocations to each sector will vary over time. The fund may also invest in exchange traded funds ("ETFs") and dividend-paying common stocks. The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in investment-grade fixed income securities or even up to 100% in below investment grade fixed income securities, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest in fixed income securities of any maturity or duration. Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2016, the fund had a dollar-weighted average effective portfolio maturity of 5.93 years.

Management process. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the fixed income securities market. In choosing individual fixed income securities, portfolio management considers how they are structured and uses independent analysis of issuers' creditworthiness. Total return is a combination of capital appreciation and current income.

Effective on or about October 2, 2017, the following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably.

Market risk. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Deutsche Unconstrained Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Unconstrained Income Fund

Effective on or about October 2, 2017, Deutsche Unconstrained Income Fund will be renamed Deutsche Multisector Income Fund. All references in the prospectus to the Deutsche Unconstrained Income Fund will be replaced with Deutsche Multisector Income Fund.

Effective on or about October 2, 2017, the following information replaces the existing similar disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus.

Main investments. Under normal circumstances, the fund invests mainly in a multi-sector portfolio of domestic and foreign fixed income securities. The fund's investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk (junk) bonds; (iii) commercial loans and commercial and residential mortgage-backed securities; (iv) asset-backed securities; (v) convertible securities and preferred stock; (vi) emerging markets debt; and (vii) adjustable rate loans that have a senior right to payment ("senior loans") and other floating rate debt securities. The fund may invest in some or all of the above sectors and it is not limited in the amount it can invest in any one sector. Allocations to each sector will vary over time. The fund may also invest in exchange traded funds ("ETFs") and dividend-paying common stocks. The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in investment-grade fixed income securities or even up to 100% in below investment grade fixed income securities, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest in fixed income securities of any maturity or duration. Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2016, the fund had a dollar-weighted average effective portfolio maturity of 5.93 years.

Management process. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the fixed income securities market. In choosing individual fixed income securities, portfolio management considers how they are structured and uses independent analysis of issuers' creditworthiness. Total return is a combination of capital appreciation and current income.

Effective on or about October 2, 2017, the following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably.

Market risk. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests mainly in a multi-sector portfolio of domestic and foreign fixed income securities. The fund's investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk (junk) bonds; (iii) commercial loans and commercial and residential mortgage-backed securities; (iv) asset-backed securities; (v) convertible securities and preferred stock; (vi) emerging markets debt; and (vii) adjustable rate loans that have a senior right to payment ("senior loans") and other floating rate debt securities. The fund may invest in some or all of the above sectors and it is not limited in the amount it can invest in any one sector. Allocations to each sector will vary over time. The fund may also invest in exchange traded funds ("ETFs") and dividend-paying common stocks. The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in investment-grade fixed income securities or even up to 100% in below investment grade fixed income securities, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest in fixed income securities of any maturity or duration. Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2016, the fund had a dollar-weighted average effective portfolio maturity of 5.93 years.

Management process. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the fixed income securities market. In choosing individual fixed income securities, portfolio management considers how they are structured and uses independent analysis of issuers' creditworthiness. Total return is a combination of capital appreciation and current income.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably.

Market risk. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.